Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consists of the following:
	June 30, 2024	June 30, 2023
Office equipment and furniture	$180,007	$151,007
Automobiles	61,042	69,782
Leasehold improvement	183,526	403,778
Subtotal	424,575	624,567
Less: accumulated depreciation	(301,280)	(498,535)
Property and equipment, net	$123,295	$126,032